Advance to Suppliers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers consisted of the following:

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Advance to suppliers	19,288	19,327	2,659
Less: allowance for expected credit losses	(8,472)	(8,076)	(1,111)
	10,816	11,251	1,548

Advance to suppliers consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Advance to suppliers	15,359	19,288	2,716
Less: Allowance for doubtful accounts	(8,366)	(8,472)	(1,193)
	6,993	10,816	1,523

Schedule of Allowance for Doubtful Accounts	An analysis of the expected credit losses was as follows:
	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Balance at beginning of the period	(8,366)	(8,472)	(1,166)
Additional (allowance)/reversal for expected credit losses	(106)	396	55
Balance at the end of the period	(8,472)	(8,076)	(1,111)
An analysis of the allowance for doubtful accounts was as follows:
	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(8,366)	(1,178)
Additional allowance charged to expense	(8,366)	(106)	(15)
Balance at the end of the year	(8,366)	(8,472)	(1,193)